CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement Of Financial Position [Abstract]
Common stock, par value		₪ 0.07
Common stock, shares authorized	30,000,000	30,000,000
Treasury shares	43,000	43,000
Common stock, shares issued	10,762,000	10,699,000
Common stock, shares outstanding	10,719,000	10,656,000